Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Vessel Cost
Beginning Balance	$ 1,357,460
Transfer from Advances for vessels	14,247
Transfer to Assets Held for Sale	(126,672)
Ending Balance	1,245,035
Accumulated Depreciation
Beginning Balance	(415,296)
Transfer to Assets Held for Sale	56,551
Depreciation expense	(26,330)	$ (26,565)
Ending Balance	(385,075)
Net Book Value
Beginning Balance	942,164
Transfer from Advances for vessels	14,247
Transfer to Assets Held for Sale	(70,121)
Depreciation expense	(26,330)	$ (26,565)
Ending Balance	$ 859,960